Property, plant and equipment - Property, plant and equipment, Net (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment
Property, plant and equipment	$ 28,538	$ 23,165	$ 17,963
Gross carrying value
Property, plant and equipment
Property, plant and equipment		61,157	51,149
Gross Carrying Amount, Net of Accumulated Depreciation
Property, plant and equipment
Property, plant and equipment	28,538	23,165
PP&E without materials | Gross carrying value
Property, plant and equipment
Property, plant and equipment	72,138	61,157
PP&E without materials | Gross Carrying Amount, Net of Accumulated Depreciation
Property, plant and equipment
Property, plant and equipment	26,963	21,886
PP&E without materials | Accumulated impairment
Property, plant and equipment
Property, plant and equipment	(305)	(282)	(203)
Land, buildings and installations | Gross Carrying Amount, Net of Accumulated Depreciation
Property, plant and equipment
Property, plant and equipment	1,576	1,310
Computer equipment and systems | Gross carrying value
Property, plant and equipment
Property, plant and equipment	13,250	11,401	9,663
Computer equipment and systems | Gross Carrying Amount, Net of Accumulated Depreciation
Property, plant and equipment
Property, plant and equipment	2,586	2,265
Switching and transmission equipment | Gross Carrying Amount, Net of Accumulated Depreciation
Property, plant and equipment
Property, plant and equipment	6,576	5,614
Mobile network access and external wiring | Gross Carrying Amount, Net of Accumulated Depreciation
Property, plant and equipment
Property, plant and equipment	11,256	9,078
Construction in progress | Gross carrying value
Property, plant and equipment
Property, plant and equipment	4,138	2,915	3,015
Construction in progress | Gross Carrying Amount, Net of Accumulated Depreciation
Property, plant and equipment
Property, plant and equipment	4,138	2,915
Other tangible assets | Gross Carrying Amount, Net of Accumulated Depreciation
Property, plant and equipment
Property, plant and equipment	831	704
Materials | Gross carrying value
Property, plant and equipment
Property, plant and equipment	2,024	1,629	1,652
Materials | Accumulated impairment
Property, plant and equipment
Property, plant and equipment	$ (144)	$ (68)	$ (52)